Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 31, 2011
Registrant Name	dei_EntityRegistrantName	Mairs & Power Funds Trust
Central Index Key	dei_EntityCentralIndexKey	0001521353
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Apr. 30, 2012
Document Effective Date	dei_DocumentEffectiveDate	Apr. 30, 2012
Mairs and Power Growth Fund (Prospectus Summary) | Mairs and Power Growth Fund | Investor Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MPGFX
Mairs and Power Balanced Fund (Prospectus Summary) | Mairs and Power Balanced Fund | Investor Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MAPOX
Mairs and Power Small Cap Fund (Prospectus Summary) | Mairs and Power Small Cap Fund | Investor Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MSCFX